Events after the Reporting Period - Additional Information (Detail) ₩ / shares in Units, $ in Millions, ₩ in Billions		12 Months Ended
	Mar. 17, 2023 KRW (₩) ₩ / shares	Dec. 31, 2022	Jan. 12, 2023 KRW (₩)	Jan. 12, 2023 USD ($)
Disclosure of non-adjusting events after reporting period [line items]
Dividends proposed or declared per share | ₩ / shares	₩ 2,000
Dividends proposed or declared | ₩	₩ 151.7
Non Guaranteed Bonds Issued [Member] | 313 - 1st non guaranteed bonds
Disclosure of non-adjusting events after reporting period [line items]
Notional amount | ₩			₩ 50.0
Borrowings, maturity		January 10, 2025
Non Guaranteed Bonds Issued [Member] | 313 - 2nd non guaranteed bonds
Disclosure of non-adjusting events after reporting period [line items]
Notional amount | ₩			450.0
Borrowings, maturity		January 12, 2026
Non Guaranteed Bonds Issued [Member] | 313 - 3rd non guaranteed bonds
Disclosure of non-adjusting events after reporting period [line items]
Notional amount | ₩			₩ 200.0
Borrowings, maturity		January 12, 2028
Non Guaranteed Senior Bonds [Member]
Disclosure of non-adjusting events after reporting period [line items]
Notional amount | $				$ 2,000
Non Guaranteed Senior Bonds [Member] | January 17, 2026
Disclosure of non-adjusting events after reporting period [line items]
Notional amount | $				700
Non Guaranteed Senior Bonds [Member] | January 17, 2028
Disclosure of non-adjusting events after reporting period [line items]
Notional amount | $				1,000
Non Guaranteed Senior Bonds [Member] | January 17, 2033
Disclosure of non-adjusting events after reporting period [line items]
Notional amount | $				$ 300